Shareholders' Deficit (Details) - Schedule of basic and diluted earnings (loss) per share - USD ($)		3 Months Ended		12 Months Ended
	Apr. 10, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Common stock equivalents:
Series A Preferred Stock					$ 116
Class A Ordinary Shares [Member]
Denominator
Weighted average common shares outstanding – basic		17,264,702	34,500,000	30,958,500	34,500,000
Effective of dilutive instruments:
Weighted average common shares outstanding – diluted		17,264,702	34,500,000	30,958,500	34,500,000
Basic net (loss) per share		$ 0.04	$ 0.11	$ 0.32	$ 0.33
Diluted net (loss) per share		$ 0.04	$ 0.11	$ 0.32	$ 0.33
Class B Ordinary Shares [Member]
Denominator
Weighted average common shares outstanding – basic		8,625,000	8,625,000	8,625,000	8,625,000
Effective of dilutive instruments:
Weighted average common shares outstanding – diluted		8,625,000	8,625,000	8,625,000	8,625,000
Basic net (loss) per share		$ 0.04	$ 0.11	$ 0.32	$ 0.33
Diluted net (loss) per share		$ 0.04	$ 0.11	$ 0.32	$ 0.33
One Energy Enterprises Inc [Member]
Common stock equivalents:
Convertible debt	33,526
Stock options		$ 562,310	$ 1,912,647	$ 3,611,935
Series A Preferred Stock PIK Dividend		152,094	0	176,545
One Energy Enterprises Inc [Member] | Class A Ordinary Shares [Member]
Numerator
Allocation of undistributed income (losses)		$ (4,143,657)	$ 227,746	$ (10,152,148)	$ (9,497,987)
Denominator
Weighted average shares outstanding		255,187	211,400	240,787	211,400
Weighted average warrants with nominal strike price outstanding		4,350	8,650	7,931	7,208
Weighted average common shares outstanding – basic		259,537	220,050	248,719	218,608
Effective of dilutive instruments:
Stock options		0	2,189
Weighted average common shares outstanding – diluted		259,537	222,239	248,719	218,608
Basic net (loss) per share		$ (15.97)	$ 1.03	$ (40.82)	$ (43.45)
Diluted net (loss) per share		$ (15.97)	$ 1.02	$ (40.82)	$ (43.45)
Common stock equivalents:
Convertible debt	5,961			0	33,526
Class B conversion		150,700	150,700	150,700	150,700
Stock options		$ 36,680	$ 17,310	$ 36,680	$ 0
Series A Preferred Stock		49,840	0	46,935	0
Series A Preferred Stock PIK Dividend		1,468	0	1,468	0
One Energy Enterprises Inc [Member] | Class B Ordinary Shares [Member]
Numerator
Allocation of undistributed income (losses)		$ (2,406,012)	$ 155,970	$ (6,151,242)	$ (6,547,549)
Denominator
Weighted average shares outstanding		150,700	150,700	150,700	150,700
Weighted average warrants with nominal strike price outstanding		0	0	0	0
Weighted average common shares outstanding – basic		150,700	150,700	150,700	150,700
Effective of dilutive instruments:
Stock options		0	0
Weighted average common shares outstanding – diluted		150,700	150,700	150,700	150,700
Basic net (loss) per share		$ (15.97)	$ 1.03	$ (40.82)	$ (43.45)
Diluted net (loss) per share		$ (15.97)	$ 1.03	$ (40.82)	$ (43.45)
Common stock equivalents:
Convertible debt				0	0
Class B conversion		0	0	0	0
Stock options		$ 0	$ 0	$ 0	$ 0
Series A Preferred Stock		0	0	0	0
Series A Preferred Stock PIK Dividend		$ 0	$ 0	$ 0	$ 0